18. SUMMARIZED FINANCIAL INFORMATION OF TECHE HOLDING COMPANY PARENT COMPANY ONLY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Assets:
Cash and cash equivalents	$ 37,300	$ 29,155	$ 40,655	$ 23,675
Total assets	851,962	793,203
Stockholder’ equity	83,541	79,987	75,513	71,485
Interest income from subsidiary	39,134	39,358	41,336
Income tax benefit	3,655	3,474	3,366
Net Income	7,285	7,228	7,101
Cash flows from operating activities	12,107	14,709	8,133
Cash flow from investing activities:
Net cash provided by investing activities	(53,854)	(49,781)	18,879
Cash flows from financing activities:
Proceeds from exercise of stock options	1,023	138	29
Cash paid for purchase of common stock for treasury	2,728	1,196	628
Net cash used in financing activities	49,892	23,572	(10,032)
Net (decrease) increase in cash and cash equivalents	8,145	(11,500)	16,980
Balance Sheets
Assets:
Investment in subsidiary	77,240	73,194
Other	998	1,999
Total assets	83,541	79,987
Stockholder’ equity	83,541	79,987
Statements of Earnings
Assets:
Dividends received from subsidiary	4,400	4,000	3,650
Equity in earnings of subsidiary (less than) greater than dividends received	3,090	3,578	3,704
Interest income from subsidiary	5	5	23
Management fees and other expenses allocated to the parent	(77)	(77)	(77)
Other expenses - net	(245)	(471)	(324)
Income before income taxes	7,173	7,035	6,976
Income tax benefit	(112)	(193)	(125)
Net Income	7,285	7,228	7,101
Statements of Cash Flows
Assets:
Cash flows from operating activities	3,925	3,487	3,142
Cash flow from investing activities:
Purchase of securities available-for-sale	(186)	(150)	(178)
Proceeds from sale of land to bank	1,023	0	0
Proceeds from sale of securities	370	232	577
Net cash provided by investing activities	1,207	82	399
Cash flows from financing activities:
Dividends paid	(2,983)	(2,967)	(2,945)
Proceeds from exercise of stock options	1,023	138	29
Net loan activity with ESOP	65	261	260
Cash paid for purchase of common stock for treasury	(2,728)	(1,196)	(628)
Net cash used in financing activities	(4,623)	(3,764)	(3,284)
Net (decrease) increase in cash and cash equivalents	509	(195)	257
Cash and cash equivalents – beginning of year	4,794	4,989	4,732
Cash and cash equivalents – end of year	$ 5,303	$ 4,794	$ 4,989